Accounts receivable, net	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
Accounts receivable, net
13.	Accounts receivable, net

(In thousands)	December 31, 2021	June 30, 2022
Accounts receivable	18,273	16,114
Less: Allowance for doubtful accounts	(3,350)	(3,195)
Accounts receivable, net	14,923	12,919

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2021	June 30, 2022
Balance at beginning of the period	3,289	3,350
Additions	67	—
Reversal	(22)	(81)
Exchange difference	16	(74)
Balance at end of the period	3,350	3,195